Investments in Unconsolidated Entities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Entities
6. Investment in Unconsolidated Entities
On November 20, 2020, we entered into a stock purchase agreement to acquire 43.46% of Glocal in exchange for a promissory note for future cash consideration, as defined in the stock purchase agreement, and common stock interests in UpHealth, for a purchase price of $57.4 million. Since we did not have a controlling financial interest, this investment was presented as an equity method investment in our condensed consolidated balance sheets for the year ended December 31, 2020. For the period from November 20, 2020 through December 31, 2020, our share of the net income (loss) of Glocal included amortization expense of $0.5 million related to intangible assets being amortized into income over the estimated remaining lives of the assets. For the period from January 1, 2021 through March 25, 2021, our share of the net income (loss) of Glocal included amortization expense of $1.1 million.
We acquired a controlling financial interest in Glocal on March 26, 2021, increasing our ownership to 89.40%, and recognized a fair value gain on the step-acquisition of $0.6 million, prior to consolidation.
On May 14, 2021 and June 21, 2021 UpHealth Holdings completed the acquisition of an additional 1.0% and 1.8% of Glocal, respectively, bringing our total ownership to 92.2% as of June 30, 2021.
See Note 3,
Business Combinations
, for further information.

4.	Investment in Unconsolidated Entities
On November 20, 2020 the Company entered into a stock purchase agreement with Glocal to acquire 43.46% of the Company in exchange for a promissory note for future cash consideration, as defined in the stock purchase agreement, and common stock interests in UpHealth Holdings, Inc for a purchase price of $57,367,200. This investment is presented as an Equity Method Investment on the Company’s consolidated balance sheet since the Company does not currently have a controlling financial interest. For the year ended December 31, 2020, UpHealth’s share of the net income (loss) in equity method investment included amortization expense of $495,417 related to intangible assets being amortized into income over the estimated remaining lives of the assets.
See Note 17,
“Subsequent Events”
for further information.